SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments | segment	1
Long-lived assets	$ 75,278	$ 30,583
Revenues	90,001	75,025	$ 71,899
Chinese mainland
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets	73,142	28,633
Revenues	87,564	74,421	71,578
Other overseas regions
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets	2,136	1,950
Revenues	$ 2,437	$ 604	$ 321